Note D - Investments In Real Estate Loans (Detail) - Reconciliation of Balance of Portfolio to Balance Sheet Amounts (USD $)	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Balance per loan portfolio	$ (322,000)	$ (3,244,000)	$ (5,759,000)	$ 30,713,000	[1]	$ (8,569,000)	$ 58,024,000		$ 60,276,000
Less:
Allowance for loan losses (a)				(3,573,000)	[2]		(26,247,000)	[2]	(33,557,000)
Balance per consolidated balance sheets (in Dollars) (in Dollars)				27,140,000			31,777,000
Beginning of Period [Member]
Balance per loan portfolio				$ 30,713,000			$ 58,024,000

[1]	Please see Balance Sheet Reconciliation below.
[2]	Please refer to Specific Reserve Allowance below.